Stockholders' Equity (Schedule Of Common Stock Activity) (Details)	12 Months Ended
Dec. 31, 2015 shares
Equity Activity [Line Items]
Common stock Outstanding, Beginning balance	180,920,575
Common stock issuance - acquisition	30,946,249
Restricted stock issued	1,273,708
Repurchase of common stock	(11,631,838)
Shares held to cover taxes on vesting restricted shares and other	(533,956)
Employee stock purchase plan participation	46,770
Common stock Outstanding, Ending balance	201,021,508
Common Stock [Member]
Equity Activity [Line Items]
Common stock Outstanding, Beginning balance	203,127,291
Restricted stock issued	1,273,708
Employee stock purchase plan participation	46,770
Common stock Outstanding, Ending balance	204,447,769
Treasury Stock [Member]
Equity Activity [Line Items]
Common stock Outstanding, Beginning balance	(22,206,716)
Common stock issuance - acquisition	30,946,249
Repurchase of common stock	(11,631,838)
Shares held to cover taxes on vesting restricted shares and other	(533,956)
Common stock Outstanding, Ending balance	(3,426,261)
Restricted Stock Units (RSUs) [Member]
Equity Activity [Line Items]
Common stock issuance - acquisition	1,000,000